UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

New World Fund

[photo – Chhatrapati Shivaji Terminus (formerly Victoria Railway Station), Mumbai, India]

Semi-annual report for the six months ended April 30, 2008

New World FundSM seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 6/17/99)

Reflecting 5.75% maximum sales charge	11.66%	27.57%	12.67%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 1.02%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

Results for other share classes can be found on page 6.

The return of principal for the bond holdings in New World Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency fluctuations, as is investing in smaller companies, as more fully described in the prospectus.

Fellow shareholders:

[photo - Chhatrapati Shivaji Terminus (formerly Victoria Railway Station), Mumbai, India]

Shares in New World Fund fell 5.6% for the six-month period ended April 30, 2008. This return assumes a reinvestment of the $1.18 per share dividend and the approximately $3.79 per share capital gain that was paid in December 2007.

New World Fund’s diversity — it’s a blend of the stocks of companies based in the developing world, stocks of multinational companies based in the developed world, and government and corporate bonds of developing-country issuers — helped it fare better compared to its primary benchmark. The unmanaged MSCI ACWI (All Country World Index) — which combines the MSCI World and Emerging Markets indexes, weighted by ACWI market capitalization — declined 9.2%. The fund’s 12-month advantage was even more pronounced as New World Fund gained 18.4% compared to MSCI ACWI’s gain of 0.4%.

The fund’s diversified portfolio also provided better returns during the six-month period than developed-country stocks in general (as measured by the MSCI World Index) and developing-country stocks (as measured by the MSCI Emerging Markets (EM) Index).

[Begin Sidebar]
Results at a glance
For periods ended April 30, 2008, with all distributions reinvested

	Total returns		Average annual total returns
				Lifetime
	Six months	1 year	5 years	(since 6/17/99)

New World Fund (Class A shares)	–5.60%	18.35%	28.42%	13.92%
MSCI Indexes:
ACWI (All Country World Index)	–9.24	0.43	17.01	4.97
World Index	–9.12	–1.96	15.74	4.36
Emerging Markets (EM) Index	–10.18	25.71	35.76	15.47
J.P. Morgan Emerging Markets
Bond Index Plus	1.82	4.73	11.01	12.63

Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI ACWI (All Country World Index), which blends the MSCI World and Emerging Markets indexes, weighted by ACWI market capitalization. The MSCI World Index measures 23 developed-country stock markets, while the MSCI Emerging Markets Index measures 25 developing-country stock markets. New World Fund also invests in developing-country government and corporate bonds. The J.P. Morgan Emerging Markets Bond Index Plus measures total returns for developing-country bonds. These indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

[Begin Sidebar]
Where the fund’s assets are invested
Geographical distribution of net assets on April 30, 2008

Developing-country equities	50.6%

Asia
India	4.0
Indonesia	2.5
Philippines	2.4
China	2.2
Malaysia	1.9
Thailand	1.8
Pakistan	1.0
Kazakhstan	.6

The Americas
Brazil	9.1
Mexico	3.2
Colombia	.8
Argentina	.4

Europe
Russia	7.9
Turkey	2.0
Poland	1.3
Slovenia	.8
Hungary	.6
Czech Republic	.5

Africa/Middle East
South Africa	3.2
Israel	3.1
Egypt	.8
Oman	.5

Developed-country equities	30.8%

Asia
Hong Kong	2.5
Japan	1.8
South Korea	1.7
Taiwan	.9
Australia	.6
Singapore	.4

The Americas
United States	4.6
Canada	.7

Europe
United Kingdom	4.0
Switzerland	2.5
Spain	1.7
Denmark	1.6
Germany	1.5
France	1.3
Austria	1.2
Finland	1.0
Italy	.8
Greece	.7
Norway	.7
Netherlands	.4
Ireland	.1
Sweden	.1

Developing-country bonds	5.3%

Asia
Philippines	.3
Malaysia	.2
Kazakhstan	.1

The Americas
Brazil	1.1
Mexico	.8
Colombia	.5
Argentina	.4
Panama	.3
Peru	.3
Dominican Republic	.1

Europe
Turkey	.5
Russia	.4
Poland	.1

Africa/Middle East
Egypt	.2

Short-term securities & other assets less liabilities	13.3%

Total	100.0%
[End Sidebar]

The following is an overview — broken down by the fund’s three principal investment areas — of some recent developments that have influenced the fund’s results over the period.

Developing-country equities

Although we’ve seen an overall global economic slowdown in the past six months, the issues affecting developing-world markets have differed, somewhat, from those affecting the developed world.

After ending 2007 as two of the strongest markets, India’s market was down 14.5%* and China fell 27.1% (although China’s market is largely closed to foreign investors). India faced a number of challenges, including a slowdown in the GDP growth rate (8.4% in the fourth quarter of 2007, compared to 8.9% for the prior quarter), a populist budget proposed by the government ahead of next year’s general election and concerns about inflation. Meanwhile, China introduced price controls on oil, natural gas, electricity, food and fertilizers in an effort to stem inflation.

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends.

Brazil was a bright spot, gaining 7.3% on high commodity prices and a strong currency. Mexico and Russia, helped by high prices for oil, had modest declines of 3.5% and 3.2%, respectively.

Overall, financial services firms in the developing world lost ground in the period. Grupo Financiero Banorte, a leading independent bank based in Mexico, was down 4.3%. Itaúsa in Brazil also declined 4.3% and Housing Development Finance Corp. in India lost 2.4%. The Savings Bank of the Russian Federation, Sberbank, fell 25.0%. Despite these declines, we believe that fundamentals remain strong for many financial institutions.

Material-producing companies accounted for some of the fund’s largest holdings and best returns for the period. JSC Uralkali, a Russian producer of potash and the fund’s largest equity holding, increased 112.0%. Israel Chemicals, the fund’s fifth-largest equity holding, gained 64.7%.

With oil prices over $100 a barrel, most investments in oil- and gas-producing companies benefited the fund for the period. Petròleo Brasil (Petrobas), the fund’s fourth-largest equity holding, gained 26.3%. Gazprom, a Russian gas producer and the fund’s sixth-largest equity holding, rose 6.2%. Gail India, a natural gas company, gained 3.1%. Reliance Industries, an oil producer and refiner in India, lost 9.4% and PT Perusahaan Gas Negara, the national gas company of Indonesia, lost 16.0%.

Telecommunication companies’ returns were mixed. América Móvil, our seventh-largest equity holding and the biggest cellular communications provider in Latin America, declined 11.4%. Telekomunikacja Polska, our tenth-largest equity holding, gained 6.0%. MTN Group, a South African-based mobile phone provider and our third-largest equity holding, lost 3.0%.

Developing-country equities accounted for 50.6% of the fund’s net assets, slightly less than the most recent fiscal year-end.

Developed-country equities

Most developed-country stock markets around the globe declined during the six-month period as deteriorating credit conditions and economic slowdowns in the United States, Europe and Japan heightened concerns over the health of the world economy.

The U.S. market fell 9.4% on further repercussions from the subprime mortgage crisis and declining corporate profits. Despite multiple cuts in key interest rates by the Federal Reserve, credit concerns continued to cloud the economic outlook. The further weakening of the U.S. dollar boosted the fund, with investors in companies outside the U.S. benefiting from currency translation.

European markets suffered from a combination of their own worsening credit crisis, lowered expectations for corporate profits and the threat of an economic downturn. The United Kingdom lost 12.3%, while Germany fell 7.2% and France was down 7.0%.

Asian markets didn’t fare much better as South Korea fell 16.7% and Hong Kong’s market dropped 15.3%. Taiwan had a more modest decline of 3.9% during the period, with the newly elected government promising to forge stronger ties with Beijing.

Since New World Fund invests in individual companies, not markets, the returns on our holdings in developed-market equities were mixed.

In financial services, Banco Santander, the fund’s ninth-largest equity holding, fell 1.2%. Erste Bank declined 8.9% and Citigroup continued to show the strain of its exposure to the subprime mortgage sector and lost 39.7%.

Investments in oil- and gas-producing companies benefited the fund for the six months. Chevron gained 5.1% while Hess jumped 48.3%. Murphy Oil was up 22.7% and Noble Energy increased 13.7%.

Some of the fund’s largest holdings provided solid returns. Pharmaceutical producer Novo Nordisk, the fund’s second-largest equity holding, gained 10.3%. Nestlé, the fund’s eighth-largest equity holding, gained 3.3%.

Consumer product companies had varying returns. PepsiCo and Coca-Cola saw modest declines of 7.0% and 4.7%, respectively. Unilever gained 3.1%. Automobile manufacturers were down across the board. Toyota lost 11.4% and Honda Motor fell 15.4%.

Developed-country equities accounted for 30.8% of net assets, down slightly from the fund’s fiscal year-end.

Developing-country bonds

Developing-country bonds provided modest returns. Our holdings in Brazilian debt — a mix of U.S. dollar and local currency-denominated Treasury bills and bonds — were a top contributor. Our holdings in Turkish bonds, however, weighed down the overall returns as that country’s large current account deficit partly contributed to a decline in the Turkish lira.

The fund invests in developing-country bonds for their potential total return — that is, income plus price appreciation. Over the past six-month period, the fund’s bond holdings declined slightly to 5.3% of net assets, down from 5.6% in October 2007.

Looking forward

Our outlook on the immediate future of global markets remains cautious. A continuing rise in food and oil prices and a slowing of the strong growth we’ve witnessed over the past few years in developing markets could temper returns in the short run. The fund’s current cash and short-term securities position, which had risen to 13.3% of the portfolio at the close of the six-month period, reflects our past cautiousness. It also provides the fund with available liquidity for its analysts to take advantage of future prospects. Indeed, our analysts continue to apply their intense research efforts to seek out good opportunities for the fund.

We thank you for your continued support and your commitment to long-term investing.

Cordially,

/s/ Robert W. Lovelace
Robert W. Lovelace
President

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

June 6, 2008

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008
(the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	12.56%	27.94%	10.82%
Not reflecting CDSC	17.56	28.09	10.82

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	16.51	28.04	17.08
Not reflecting CDSC	17.51	28.04	17.08

Class F shares* — first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	18.46	29.05	18.14

Class 529-A shares† — first sold 2/19/02
Reflecting 5.75% maximum sales charge	11.60	27.51	19.75
Not reflecting maximum sales charge	18.41	29.03	20.91

Class 529-B shares† — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	12.42	27.76	19.93
Not reflecting CDSC	17.42	27.91	19.93

Class 529-C shares† — first sold 2/25/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	16.44	27.93	19.98
Not reflecting CDSC	17.44	27.93	19.98

Class 529-E shares*† — first sold 3/22/02	18.03	28.60	19.57

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	18.61	29.11	25.33

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, April 30, 2008
unaudited
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Financials	15.97%
Telecommunication services	10.45
Materials	8.86
Energy	8.01
Consumer staples	7.86
Other industries	30.20
Bonds & notes	5.35
Rights & warrants	0.02
Short-term securities & other assets less liabilities	13.28
[end pie chart]

Country diversification	(percent of net assets)

Brazil	10.2%
Eurozone	9.5
Russia	8.3
United States	4.6
India	4.0
Mexico	4.0
United Kingdom	4.0
South Africa	3.2
Israel	3.1
Philippines	2.7
Turkey	2.5
Hong Kong	2.5
Switzerland	2.5
Indonesia	2.5
Other countries	23.1
Short-term securities & other assets less liabilities	13.3

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 81.35%		(000)	assets

Financials - 15.97%
Banco Santander, SA (1)	8,622,014	$ 185,983.99%
Grupo Financiero Banorte, SAB de CV, Series O	41,406,639	182,193.97
ICICI Bank Ltd. (1)	7,775,600	168,627
ICICI Bank Ltd. (ADR)	102,400	4,566.92
Itaúsa - Investimentos Itaú SA, preferred nominative	23,463,306	154,614.82
Unibanco-União de Bancos Brasileiros SA, units (GDR)	690,000	100,333
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	29,813.69
Banco Itaú Holding Financeira SA, preferred nominative	4,236,500	120,923.64
Banco do Brasil SA, ordinary nominative	6,640,500	115,491.61
Banco Bradesco SA, preferred nominative	4,866,357	111,870.59
Banco Bilbao Vizcaya Argentaria, SA (1)	4,836,600	110,708.59
Sberbank (Savings Bank of the Russian Federation) (GDR) (1)	301,300	110,568.59
Bancolombia SA (ADR)	2,658,984	106,147.56
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	16,835,000	101,312.54
Other securities		1,408,440	7.46
		3,011,588	15.97

Telecommunication services - 10.45%
MTN Group Ltd. (1)	14,209,649	269,696	1.43
América Móvil, SAB de CV, Series L (ADR)	4,085,100	236,772	1.26
Telekomunikacja Polska SA (1)	18,303,900	183,995.98
Philippine Long Distance Telephone Co. (1)	2,321,160	141,822
Philippine Long Distance Telephone Co. (ADR)	338,340	20,673.86
Telenor ASA (1)	6,908,600	138,458.73
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)	126,345,000	121,829.65
Vodafone Group PLC (1)	33,110,000	104,450.55
Other securities		752,896	3.99
		1,970,591	10.45

Materials - 8.86%
JSC Uralkali (GDR) (1) (2)	8,645,200	460,013
JSC Uralkali (GDR) (1) (2) (3)	1,206,545	64,201	2.78
Israel Chemicals Ltd. (1)	13,991,927	255,766	1.36
Linde AG (1)	892,146	130,335.69
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,365,000	110,019.58
Other securities		651,339	3.45
		1,671,673	8.86

Energy - 8.01%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,760,600	213,772
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	463,784	46,889	1.38
OAO Gazprom (ADR) (1)	4,793,000	254,469	1.34
OAO LUKOIL (ADR) (1)	1,390,000	125,204.67
Oil & Natural Gas Corp. Ltd. (1)	4,850,889	124,280.66
Oil and Gas Development Co. Ltd. (1)	58,638,760	121,879.65
Saipem SpA, Class S (1)	2,290,000	99,835.53
Other securities		523,442	2.78
		1,509,770	8.01

Consumer staples - 7.86%
Nestlé SA (1)	436,645	208,288	1.10
Tesco PLC (1)	18,172,190	153,192.81
IOI Corp. Bhd. (1)	64,919,500	150,190.80
Other securities		969,737	5.15
		1,481,407	7.86

Industrials - 7.63%
Murray & Roberts Holdings Ltd. (1)	15,555,000	181,290.96
Airports of Thailand PCL (1)	65,300,000	113,852.60
Other securities		1,144,374	6.07
		1,439,516	7.63

Consumer discretionary - 5.55%
Toyota Motor Corp. (1)	2,034,000	103,084.55
Other securities		942,686	5.00
		1,045,770	5.55

Health care - 5.29%
Novo Nordisk A/S, Class B (1)	4,468,800	306,498	1.62
OJSC Pharmstandard (GDR) (1) (2)	6,582,550	163,794
OJSC Pharmstandard (GDR) (1) (2) (3)	392,700	9,772.92
Krka, dd, Novo mesto (1)	910,700	135,281.72
Teva Pharmaceutical Industries Ltd. (ADR)	2,553,179	119,438.63
Other securities		263,808	1.40
		998,591	5.29

Information technology - 4.73%
Samsung Electronics Co., Ltd. (1)	197,391	140,131.74
Nokia Corp. (1)	3,458,200	103,774
Nokia Corp. (ADR)	1,186,000	35,663.74
Kingboard Chemical Holdings Ltd. (1)	24,245,840	115,064.61
Other securities		496,977	2.64
		891,609	4.73

Utilities - 2.08%
Other securities		392,862	2.08

Miscellaneous - 4.92%
Other common stocks in initial period of acquisition		928,286	4.92

Total common stocks (cost: $10,970,000,000)		15,341,663	81.35

		Market	Percent
		value	of net
Rights & warrants - 0.02%		(000)	assets

Materials - 0.02%
Other securities		$ 4,284.02%

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		338.00

Total rights & warrants (cost: $3,143,000)		4,622.02

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 5.35%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 4.88%

Brazil (Federal Republic of) Global:
6.00%-11.00% 2010-2040 (4)	$ 92,995	116,807
12.50% 2016	BRL 14,400	9,012
Brazil (Federal Republic of) 10.00% 2017 (1)	13,500	6,703
Brazilian Treasury Bill 6.00% 2010-2045 (1) (5)	113,956	64,674	1.05
Other securities		723,682	3.83
		920,878	4.88
Other - 0.47%
Gaz Capital SA 6.51% 2022 (3)	$ 11,990	11,001.06
Other securities		76,197.41
		87,198.47

Total bonds & notes (cost: $925,185,000)		1,008,076	5.35

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 13.29%	(000)	(000)	assets

Federal Home Loan Bank 2.06%-2.40% due 5/14-8/29/2008	272,645	$ 271,879	1.44%
GlaxoSmithKline Finance PLC 2.18%-2.30% due 5/23-6/26/2008 (3)	165,100	164,590.87
Freddie Mac 2.065%-2.20% due 7/14-9/16/2008	152,575	151,595.80
BASF AG 2.77%-2.78% due 5/9-6/2/2008 (3)	125,000	124,732.66
Swedish Export Credit Corp. 2.77%-2.80% due 5/20-5/22/2008	120,700	120,514.64
Electricité de France 2.27%-2.30% due 5/6-6/9/2008 (3)	115,500	115,345.61
CBA (Delaware) Finance Inc. 2.62%-2.98% due 5/1-6/16/2008	106,900	106,634.57
Eksportfinans ASA 2.23%-2.85% due 5/13-7/9/2008 (3)	101,650	101,332.54
Nestlé Finance International Ltd. 2.25%-2.83% due 5/9-6/17/2008	41,555	41,443.22
Other securities		1,308,353	6.94
		2,506,417	13.29

Total short-term securities (cost: $2,506,700,000)		2,506,417	13.29

Total investment securities (cost: $14,405,028,000)		18,860,778	100.01
Other assets less liabilities		(2,737)	(0.01)

Net assets		$18,858,041	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended April 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 4/30/2008 (000)

Kuoni Reisen Holding AG, Class B (1)	147,683	6,150	-	153,833	$2,217	$88,672
Sterling Energy PLC (1) (2)	91,242,000	-	-	91,242,000	-	16,573
					$2,217	$105,245

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $11,653,604,000, which represented 61.80% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,510,512,000, which represented 8.01% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at April 30, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $14,300,758)	$18,755,533
Affiliated issuers (cost: $104,270)	105,245	$18,860,778
Cash denominated in currencies other than U.S. dollars
(cost: $2,623)		2,620
Cash		4,067
Receivables for:
Sales of investments	10,277
Sales of fund's shares	49,610
Dividends and interest	56,087	115,974
		18,983,439
Liabilities:
Payables for:
Purchases of investments	89,665
Repurchases of fund's shares	15,429
Investment advisory services	7,656
Services provided by affiliates	8,691
Directors' deferred compensation	1,739
Other	2,218	125,398
Net assets at April 30, 2008		$18,858,041

Net assets consist of:
Capital paid in on shares of capital stock		$13,504,929
Undistributed net investment income		38,554
Undistributed net realized gain		860,323
Net unrealized appreciation		4,454,235
Net assets at April 30, 2008		$18,858,041

Total authorized capital stock - 500,000 shares, $.01 par value (329,356 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$13,887,038	241,653	$57.47
Class B	584,677	10,390	56.27
Class C	1,058,554	19,024	55.64
Class F	1,317,120	23,064	57.11
Class 529-A	387,485	6,777	57.18
Class 529-B	44,359	792	55.99
Class 529-C	94,202	1,683	55.97
Class 529-E	20,040	353	56.77
Class 529-F	15,255	267	57.21
Class R-1	24,682	442	55.86
Class R-2	264,695	4,731	55.95
Class R-3	248,679	4,371	56.89
Class R-4	125,291	2,183	57.38
Class R-5	785,964	13,626	57.68
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $60.98 and $60.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $17,769; also includes
$2,217 from affiliates)	$186,232
Interest	79,887	$266,119

Fees and expenses(*):
Investment advisory services	50,418
Distribution services	27,239
Transfer agent services	8,781
Administrative services	3,447
Reports to shareholders	436
Registration statement and prospectus	656
Postage, stationery and supplies	921
Directors' compensation	119
Auditing and legal	23
Custodian	4,343
State and local taxes	263
Other	101
Total fees and expenses before reimbursements/waivers	96,747
Less reimbursements/waivers of fees and expenses:
Investment advisory services	5,058
Administrative services	3
Total fees and expenses after reimbursements/waivers		91,686
Net investment income		174,433

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments	865,112
Currency transactions	(4,623)	860,489
Net unrealized (depreciation) appreciation on:
Investments	(2,089,686)
Currency translations	5,998	(2,083,688)
Net realized gain and
unrealized depreciation
on investments and currency		(1,223,199)
Net decrease in net assets resulting
from operations		$(1,048,766)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2008*	October 31, 2007
Operations:
Net investment income	$174,433	$247,444
Net realized gain on investments and
currency transactions	860,489	1,181,462
Net unrealized (depreciation) appreciation
on investments and currency translations	(2,083,688)	4,082,132
Net (decrease) increase in net assets
resulting from operations	(1,048,766)	5,511,038

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain	(328,514)	(196,066)
Distributions from net realized gain
on investments	(1,087,403)	(495,754)
Total dividends and distributions paid
to shareholders	(1,415,917)	(691,820)

Net capital share transactions	2,801,055	3,508,625

Total increase in net assets	336,372	8,327,843

Net assets:
Beginning of period	18,521,669	10,193,826
End of period (including undistributed
net investment income: $38,554 and $192,630, respectively)	$18,858,041	$18,521,669

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                        unaudited

1. Organization and significant accounting policies

Organization – New World Fund, Inc. (“the fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2008, non-U.S. taxes paid on realized gains were $2,310,000. As of April 30, 2008, non-U.S. taxes provided on unrealized gains were $1,613,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2001.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; non-U.S. taxes on capital gains; and income on certain investments.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2007, the fund had tax basis undistributed ordinary income of $371,732,000 and undistributed long-term capital gain of $1,003,661,000.

During the six months ended April 30, 2008, the fund reclassified $165,000 from undistributed net realized gain to capital paid in on shares of capital stock; and $5,000 from capital paid in on shares of capital stock to undistributed net investment income to align financial reporting with tax reporting.

As of April 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,781,574
Gross unrealized depreciation on investment securities	(429,841)
Net unrealized appreciation on investment securities	4,351,733
Cost of investment securities	14,509,045

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2008			Year ended October 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$312,709	$741,252	$1,053,961	$194,313	$336,044	$530,357
Class B	10,058	32,371	42,429	6,145	14,597	20,742
Class C	18,038	57,858	75,896	10,086	23,985	34,071
Class F	29,971	70,628	100,599	17,063	29,494	46,557
Class 529-A	8,118	19,475	27,593	4,413	7,645	12,058
Class 529-B	702	2,334	3,036	399	981	1,380
Class 529-C	1,476	4,861	6,337	809	1,934	2,743
Class 529-E	393	1,061	1,454	224	436	660
Class 529-F	358	809	1,167	196	326	522
Class R-1	485	1,464	1,949	215	481	696
Class R-2	4,350	13,676	18,026	2,214	5,035	7,249
Class R-3	4,837	12,797	17,634	2,341	4,565	6,906
Class R-4	2,444	5,789	8,233	1,123	1,928	3,051
Class R-5	18,177	39,426	57,603	9,587	15,241	24,828
Total	$412,116	$1,003,801	$1,415,917	$249,128	$442,692	$691,820

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ® ("AFS"), the fund’s transfer agent, and American Funds Distributors, ® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.510% on such assets in excess of $10.5 billion. The board of directors approved an amended agreement effective January 1, 2008, decreasing the annual rate on net assets in excess of $17 billion from a rate of 0.510% to a rate of 0.500%. To the extent the fund’s net assets exceeded this level prior to the effective date of the amendment, CRMC reduced its total investment advisory services fees consistent with this amended rate. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2008, total investment advisory services fees waived by CRMC were $5,058,000. As a result, the fee shown on the accompanying financial statements of $50,418,000, which was equivalent to an annualized rate of 0.566%, was reduced to $45,360,000, or 0.509% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2008, the total administrative services fees paid by CRMC were $3,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$15,134	$8,411	Not applicable	Not applicable	Not applicable
Class B	2,805	370	Not applicable	Not applicable	Not applicable
Class C	4,997	Included in administrative services	$750	$108	Not applicable
Class F	1,543		705	95	Not applicable
Class 529-A	334		182	26	$178
Class 529-B	206		21	6	21
Class 529-C	433		44	11	43
Class 529-E	47		10	1	10
Class 529-F	-		8	1	7
Class R-1	123		12	10	Not applicable
Class R-2	905		169	339	Not applicable
Class R-3	576		159	99	Not applicable
Class R-4	136		74	6	Not applicable
Class R-5	Not applicable		345	7	Not applicable
Total	$27,239	$8,781	$2,479	$709	$259

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1999, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $119,000, shown on the accompanying financial statements, includes $145,000 in current fees (either paid in cash or deferred) and a net decrease of $26,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2008
Class A	$2,086,273	36,060	$1,013,626	16,860	$(1,138,162)	(19,934)	$1,961,737	32,986
Class B	88,388	1,559	41,122	696	(54,477)	(980)	75,033	1,275
Class C	190,074	3,385	73,396	1,257	(99,430)	(1,802)	164,040	2,840
Class F	301,954	5,262	89,450	1,497	(189,619)	(3,355)	201,785	3,404
Class 529-A	67,305	1,168	27,590	461	(14,725)	(257)	80,170	1,372
Class 529-B	6,346	112	3,036	52	(1,317)	(24)	8,065	140
Class 529-C	17,774	314	6,337	108	(4,812)	(86)	19,299	336
Class 529-E	2,816	49	1,454	25	(1,052)	(19)	3,218	55
Class 529-F	2,333	40	1,167	20	(1,051)	(18)	2,449	42
Class R-1	10,329	182	1,924	33	(8,929)	(163)	3,324	52
Class R-2	72,291	1,291	17,987	306	(37,768)	(677)	52,510	920
Class R-3	81,978	1,427	17,602	295	(57,431)	(998)	42,149	724
Class R-4	40,087	704	8,233	137	(16,596)	(290)	31,724	551
Class R-5	152,775	2,635	56,095	930	(53,318)	(940)	155,552	2,625
Total net increase
(decrease)	$3,120,723	54,188	$1,359,019	22,677	$(1,678,687)	(29,543)	$2,801,055	47,322

Year ended October 31, 2007
Class A	$3,284,105	61,504	$511,085	10,712	$(1,450,417)	(27,429)	$2,344,773	44,787
Class B	138,889	2,656	20,095	428	(57,072)	(1,100)	101,912	1,984
Class C	330,463	6,351	32,906	707	(122,951)	(2,391)	240,418	4,667
Class F	437,635	8,168	41,730	879	(191,717)	(3,611)	287,648	5,436
Class 529-A	98,356	1,865	12,057	254	(17,594)	(332)	92,819	1,787
Class 529-B	9,074	174	1,380	29	(1,414)	(27)	9,040	176
Class 529-C	24,024	464	2,743	59	(4,774)	(92)	21,993	431
Class 529-E	5,465	104	660	14	(1,405)	(26)	4,720	92
Class 529-F	4,086	77	520	11	(1,542)	(30)	3,064	58
Class R-1	18,439	343	686	15	(9,977)	(195)	9,148	163
Class R-2	111,446	2,139	7,235	155	(44,755)	(860)	73,926	1,434
Class R-3	129,599	2,427	6,895	145	(54,743)	(1,040)	81,751	1,532
Class R-4	56,947	1,061	3,051	64	(19,344)	(366)	40,654	759
Class R-5	229,691	4,241	24,330	509	(57,262)	(1,089)	196,759	3,661
Total net increase
(decrease)	$4,878,219	91,574	$665,373	13,981	$(2,034,967)	(38,588)	$3,508,625	66,967

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,267,490,000 and $2,558,724,000, respectively, during the six months ended April 30, 2008.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 4/30/2008	(5)	$65.91	$.59	$(4.06)	$(3.47)	$(1.18)	$(3.79)	$(4.97)	$57.47	(5.60)%	$13,887		1.00%	(6)	.94%	(6)	2.04%	(6)
Year ended 10/31/2007		47.54	1.02	20.49	21.51	(.91)	(2.23)	(3.14)	65.91	47.79	13,752		1.02		.96		1.92
Year ended 10/31/2006		36.32	.93	11.02	11.95	(.73)	-	(.73)	47.54	33.37	7,791		1.06		1.00		2.19
Year ended 10/31/2005		29.68	.68	6.51	7.19	(.55)	-	(.55)	36.32	24.50	4,195		1.18		1.12		2.00
Year ended 10/31/2004		25.60	.47	4.20	4.67	(.59)	-	(.59)	29.68	18.51	2,212		1.23		1.22		1.68
Year ended 10/31/2003		18.90	.39	6.56	6.95	(.25)	-	(.25)	25.60	37.19	1,528		1.31		1.31		1.86
Class B:
Six months ended 4/30/2008	(5)	64.48	.36	(3.99)	(3.63)	(.79)	(3.79)	(4.58)	56.27	(5.96)	585		1.78	(6)	1.72	(6)	1.26	(6)
Year ended 10/31/2007		46.62	.60	20.09	20.69	(.60)	(2.23)	(2.83)	64.48	46.65	588		1.79		1.73		1.14
Year ended 10/31/2006		35.71	.59	10.84	11.43	(.52)	-	(.52)	46.62	32.33	332		1.85		1.79		1.40
Year ended 10/31/2005		29.23	.42	6.42	6.84	(.36)	-	(.36)	35.71	23.57	170		1.94		1.88		1.24
Year ended 10/31/2004		25.29	.25	4.14	4.39	(.45)	-	(.45)	29.23	17.58	89		2.01		2.00		.91
Year ended 10/31/2003		18.69	.22	6.50	6.72	(.12)	-	(.12)	25.29	36.12	52		2.10		2.10		1.05
Class C:
Six months ended 4/30/2008	(5)	63.83	.34	(3.94)	(3.60)	(.80)	(3.79)	(4.59)	55.64	(5.99)	1,059		1.82	(6)	1.76	(6)	1.23	(6)
Year ended 10/31/2007		46.20	.57	19.89	20.46	(.60)	(2.23)	(2.83)	63.83	46.60	1,033		1.83		1.78		1.10
Year ended 10/31/2006		35.42	.57	10.75	11.32	(.54)	-	(.54)	46.20	32.27	532		1.89		1.83		1.36
Year ended 10/31/2005		29.03	.40	6.37	6.77	(.38)	-	(.38)	35.42	23.52	246		1.98		1.92		1.21
Year ended 10/31/2004		25.18	.24	4.11	4.35	(.50)	-	(.50)	29.03	17.53	96		2.04		2.03		.89
Year ended 10/31/2003		18.66	.21	6.48	6.69	(.17)	-	(.17)	25.18	36.10	39		2.12		2.12		.99
Class F:
Six months ended 4/30/2008	(5)	65.54	.58	(4.03)	(3.45)	(1.19)	(3.79)	(4.98)	57.11	(5.60)	1,317		1.02	(6)	.96	(6)	2.03	(6)
Year ended 10/31/2007		47.29	1.01	20.38	21.39	(.91)	(2.23)	(3.14)	65.54	47.79	1,289		1.02		.96		1.91
Year ended 10/31/2006		36.13	.92	10.97	11.89	(.73)	-	(.73)	47.29	33.38	673		1.07		1.01		2.18
Year ended 10/31/2005		29.54	.67	6.47	7.14	(.55)	-	(.55)	36.13	24.46	336		1.19		1.14		1.98
Year ended 10/31/2004		25.52	.46	4.17	4.63	(.61)	-	(.61)	29.54	18.44	162		1.27		1.26		1.65
Year ended 10/31/2003		18.88	.38	6.54	6.92	(.28)	-	(.28)	25.52	37.10	71		1.35		1.35		1.77
Class 529-A:
Six months ended 4/30/2008	(5)	65.60	.58	(4.04)	(3.46)	(1.17)	(3.79)	(4.96)	57.18	(5.62)	387		1.05	(6)	.99	(6)	2.02	(6)
Year ended 10/31/2007		47.35	1.00	20.39	21.39	(.91)	(2.23)	(3.14)	65.60	47.71	355		1.07		1.01		1.87
Year ended 10/31/2006		36.19	.92	10.97	11.89	(.73)	-	(.73)	47.35	33.32	171		1.09		1.03		2.15
Year ended 10/31/2005		29.59	.67	6.48	7.15	(.55)	-	(.55)	36.19	24.45	76		1.21		1.15		1.97
Year ended 10/31/2004		25.56	.46	4.18	4.64	(.61)	-	(.61)	29.59	18.43	31		1.27		1.26		1.65
Year ended 10/31/2003		18.89	.40	6.54	6.94	(.27)	-	(.27)	25.56	37.18	13		1.30		1.30		1.87
Class 529-B:
Six months ended 4/30/2008	(5)	64.17	.33	(3.96)	(3.63)	(.76)	(3.79)	(4.55)	55.99	(6.00)	44		1.88	(6)	1.82	(6)	1.18	(6)
Year ended 10/31/2007		46.44	.54	19.99	20.53	(.57)	(2.23)	(2.80)	64.17	46.49	42		1.90		1.84		1.03
Year ended 10/31/2006		35.58	.53	10.81	11.34	(.48)	-	(.48)	46.44	32.14	22		1.97		1.90		1.28
Year ended 10/31/2005		29.15	.36	6.41	6.77	(.34)	-	(.34)	35.58	23.38	11		2.09		2.04		1.09
Year ended 10/31/2004		25.25	.20	4.14	4.34	(.44)	-	(.44)	29.15	17.41	6		2.17		2.17		.74
Year ended 10/31/2003		18.79	.19	6.48	6.67	(.21)	-	(.21)	25.25	35.86	3		2.27		2.27		.89
Class 529-C:
Six months ended 4/30/2008	(5)	64.17	.33	(3.97)	(3.64)	(.77)	(3.79)	(4.56)	55.97	(6.02)	94		1.87	(6)	1.81	(6)	1.19	(6)
Year ended 10/31/2007		46.45	.54	20.00	20.54	(.59)	(2.23)	(2.82)	64.17	46.50	86		1.90		1.84		1.04
Year ended 10/31/2006		35.60	.54	10.81	11.35	(.50)	-	(.50)	46.45	32.19	43		1.96		1.89		1.29
Year ended 10/31/2005		29.17	.37	6.40	6.77	(.34)	-	(.34)	35.60	23.38	20		2.08		2.02		1.11
Year ended 10/31/2004		25.28	.21	4.14	4.35	(.46)	-	(.46)	29.17	17.43	8		2.16		2.15		.76
Year ended 10/31/2003		18.79	.19	6.50	6.69	(.20)	-	(.20)	25.28	35.90	4		2.24		2.24		.90
Class 529-E:
Six months ended 4/30/2008	(5)	65.10	.48	(4.02)	(3.54)	(1.00)	(3.79)	(4.79)	56.77	(5.78)	20		1.36	(6)	1.30	(6)	1.69	(6)
Year ended 10/31/2007		47.04	.82	20.26	21.08	(.79)	(2.23)	(3.02)	65.10	47.23	19		1.39		1.33		1.55
Year ended 10/31/2006		36.00	.77	10.91	11.68	(.64)	-	(.64)	47.04	32.87	10		1.43		1.37		1.82
Year ended 10/31/2005		29.46	.56	6.45	7.01	(.47)	-	(.47)	36.00	24.02	4		1.55		1.49		1.65
Year ended 10/31/2004		25.46	.36	4.18	4.54	(.54)	-	(.54)	29.46	18.07	2		1.62		1.61		1.31
Year ended 10/31/2003		18.86	.31	6.53	6.84	(.24)	-	(.24)	25.46	36.64	1		1.69		1.69		1.47

Class 529-F:
Six months ended 4/30/2008	(5)	$65.66	$.63	$(4.04)	$(3.41)	$(1.25)	$(3.79)	$(5.04)	$57.21	(5.53)%	$15.86%			(6)	.80%	(6)	2.18%	(6)
Year ended 10/31/2007		47.36	1.09	20.40	21.49	(.96)	(2.23)	(3.19)	65.66	47.98	15.89				.83		2.05
Year ended 10/31/2006		36.15	.98	10.97	11.95	(.74)	-	(.74)	47.36	33.55	8.93				.87		2.31
Year ended 10/31/2005		29.53	.68	6.47	7.15	(.53)	-	(.53)	36.15	24.49	4		1.17		1.11		2.02
Year ended 10/31/2004		25.54	.43	4.18	4.61	(.62)	-	(.62)	29.53	18.33	2		1.37		1.36		1.54
Year ended 10/31/2003		18.90	.39	6.52	6.91	(.27)	-	(.27)	25.54	37.01	1		1.43		1.43		1.74
Class R-1:
Six months ended 4/30/2008	(5)	64.12	.33	(3.93)	(3.60)	(.87)	(3.79)	(4.66)	55.86	(5.97)	25		1.81	(6)	1.76	(6)	1.16	(6)
Year ended 10/31/2007		46.46	.58	19.96	20.54	(.65)	(2.23)	(2.88)	64.12	46.57	25		1.86		1.79		1.11
Year ended 10/31/2006		35.64	.57	10.80	11.37	(.55)	-	(.55)	46.46	32.22	11		1.93		1.83		1.35
Year ended 10/31/2005		29.22	.40	6.41	6.81	(.39)	-	(.39)	35.64	23.51	3		2.06		1.92		1.19
Year ended 10/31/2004		25.33	.25	4.14	4.39	(.50)	-	(.50)	29.22	17.57	2		2.16		2.04		.92
Year ended 10/31/2003		18.85	.23	6.50	6.73	(.25)	-	(.25)	25.33	36.07	-	(7)	2.84		2.10		1.05
Class R-2:
Six months ended 4/30/2008	(5)	64.18	.35	(3.97)	(3.62)	(.82)	(3.79)	(4.61)	55.95	(5.97)	265		1.81	(6)	1.75	(6)	1.26	(6)
Year ended 10/31/2007		46.46	.59	20.00	20.59	(.64)	(2.23)	(2.87)	64.18	46.61	245		1.90		1.76		1.12
Year ended 10/31/2006		35.62	.58	10.80	11.38	(.54)	-	(.54)	46.46	32.30	110		2.05		1.80		1.38
Year ended 10/31/2005		29.21	.41	6.40	6.81	(.40)	-	(.40)	35.62	23.53	47		2.27		1.89		1.23
Year ended 10/31/2004		25.34	.25	4.14	4.39	(.52)	-	(.52)	29.21	17.58	17		2.57		2.00		.91
Year ended 10/31/2003		18.86	.22	6.51	6.73	(.25)	-	(.25)	25.34	36.09	6		2.69		2.06		.98
Class R-3:
Six months ended 4/30/2008	(5)	65.24	.49	(4.02)	(3.53)	(1.03)	(3.79)	(4.82)	56.89	(5.76)	249		1.36	(6)	1.31	(6)	1.70	(6)
Year ended 10/31/2007		47.13	.82	20.30	21.12	(.78)	(2.23)	(3.01)	65.24	47.24	238		1.39		1.33		1.55
Year ended 10/31/2006		36.07	.74	10.94	11.68	(.62)	-	(.62)	47.13	32.77	100		1.49		1.42		1.75
Year ended 10/31/2005		29.53	.55	6.47	7.02	(.48)	-	(.48)	36.07	24.02	41		1.60		1.51		1.62
Year ended 10/31/2004		25.56	.36	4.18	4.54	(.57)	-	(.57)	29.53	18.03	16		1.70		1.62		1.30
Year ended 10/31/2003		18.96	.30	6.56	6.86	(.26)	-	(.26)	25.56	36.63	6		1.84		1.68		1.37
Class R-4:
Six months ended 4/30/2008	(5)	65.83	.59	(4.07)	(3.48)	(1.18)	(3.79)	(4.97)	57.38	(5.62)	125		1.04	(6)	.98	(6)	2.06	(6)
Year ended 10/31/2007		47.51	1.01	20.46	21.47	(.92)	(2.23)	(3.15)	65.83	47.74	107		1.06		1.00		1.88
Year ended 10/31/2006		36.33	.91	11.01	11.92	(.74)	-	(.74)	47.51	33.29	41		1.11		1.05		2.12
Year ended 10/31/2005		29.72	.68	6.49	7.17	(.56)	-	(.56)	36.33	24.44	14		1.21		1.15		1.98
Year ended 10/31/2004		25.68	.47	4.20	4.67	(.63)	-	(.63)	29.72	18.48	3		1.29		1.27		1.66
Year ended 10/31/2003		18.90	.39	6.57	6.96	(.18)	-	(.18)	25.68	37.14	1		1.43		1.33		1.79
Class R-5:
Six months ended 4/30/2008	(5)	66.19	.67	(4.07)	(3.40)	(1.32)	(3.79)	(5.11)	57.68	(5.47)	786.74			(6)	.68	(6)	2.33	(6)
Year ended 10/31/2007		47.71	1.17	20.56	21.73	(1.02)	(2.23)	(3.25)	66.19	48.16	728.76				.70		2.17
Year ended 10/31/2006		36.43	1.04	11.05	12.09	(.81)	-	(.81)	47.71	33.72	350.81				.75		2.44
Year ended 10/31/2005		29.76	.78	6.51	7.29	(.62)	-	(.62)	36.43	24.83	187.89				.84		2.28
Year ended 10/31/2004		25.66	.55	4.20	4.75	(.65)	-	(.65)	29.76	18.83	87.95				.94		1.96
Year ended 10/31/2003		18.93	.46	6.57	7.03	(.30)	-	(.30)	25.66	37.60	45		1.01		1.01		2.15

	Six months ended
	April 30,	Year ended October 31
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	16%	31%	30%	26%	20%	30%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007, through April 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2007	Ending account value 4/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$944.00	$4.54	.94%
Class A -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class B -- actual return	1,000.00	940.38	8.30	1.72
Class B -- assumed 5% return	1,000.00	1,016.31	8.62	1.72
Class C -- actual return	1,000.00	940.09	8.49	1.76
Class C -- assumed 5% return	1,000.00	1,016.11	8.82	1.76
Class F -- actual return	1,000.00	943.97	4.64	.96
Class F -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 529-A -- actual return	1,000.00	943.76	4.78	.99
Class 529-A -- assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 529-B -- actual return	1,000.00	940.02	8.78	1.82
Class 529-B -- assumed 5% return	1,000.00	1,015.81	9.12	1.82
Class 529-C -- actual return	1,000.00	939.85	8.73	1.81
Class 529-C -- assumed 5% return	1,000.00	1,015.86	9.07	1.81
Class 529-E -- actual return	1,000.00	942.21	6.28	1.30
Class 529-E -- assumed 5% return	1,000.00	1,018.40	6.52	1.30
Class 529-F -- actual return	1,000.00	944.71	3.87	.80
Class 529-F -- assumed 5% return	1,000.00	1,020.89	4.02	.80
Class R-1 -- actual return	1,000.00	940.29	8.49	1.76
Class R-1 -- assumed 5% return	1,000.00	1,016.11	8.82	1.76
Class R-2 -- actual return	1,000.00	940.30	8.44	1.75
Class R-2 -- assumed 5% return	1,000.00	1,016.16	8.77	1.75
Class R-3 -- actual return	1,000.00	942.44	6.33	1.31
Class R-3 -- assumed 5% return	1,000.00	1,018.35	6.57	1.31
Class R-4 -- actual return	1,000.00	943.84	4.74	.98
Class R-4 -- assumed 5% return	1,000.00	1,019.99	4.92	.98
Class R-5 -- actual return	1,000.00	945.26	3.29	.68
Class R-5 -- assumed 5% return	1,000.00	1,021.48	3.42	.68

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2008. The agreement was amended to add an additional advisory fee breakpoint at the fund’s net assets level of $17 billion. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing long-term capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2008, portfolio of New World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

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We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

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•Balanced fund
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•Bond funds
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ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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New World FundSM
Investment portfolio

April 30, 2008
 unaudited

Common stocks — 81.35%	Shares	Market value (000)

FINANCIALS — 15.97%
Banco Santander, SA1	8,622,014	$185,983
Grupo Financiero Banorte, SAB de CV, Series O	41,406,639	182,193
ICICI Bank Ltd.[1]	7,775,600	168,627
ICICI Bank Ltd. (ADR)	102,400	4,566
Itaúsa - Investimentos Itaú SA, preferred nominative	23,463,306	154,614
Unibanco-União de Bancos Brasileiros SA, units (GDR)	690,000	100,333
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	29,813
Banco Itaú Holding Financeira SA, preferred nominative	4,236,500	120,923
Banco do Brasil SA, ordinary nominative	6,640,500	115,491
Banco Bradesco SA, preferred nominative	4,866,357	111,870
Banco Bilbao Vizcaya Argentaria, SA1	4,836,600	110,708
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	301,300	110,568
Bancolombia SA (ADR)	2,658,984	106,147
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	16,835,000	101,312
Bank Muscat (SAOG) (GDR)[1]	4,634,957	95,477
National Bank of Greece SA1	1,572,000	86,879
JSC Halyk Bank of Kazakhstan (GDR)[1]	4,392,073	70,642
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	884,600	14,228
PT Bank Rakyat Indonesia (Persero) Tbk[1]	120,906,800	77,766
PT Bank Mandiri (Persero) Tbk[1]	246,993,500	76,748
Ayala Land, Inc.[1]	324,800,000	75,208
Kasikornbank PCL[1]	16,564,200	46,240
Kasikornbank PCL, nonvoting depositary receipt[1]	9,155,800	25,454
Housing Development Finance Corp. Ltd.[1]	829,760	57,644
Raiffeisen International Bank-Holding AG1	346,666	56,153
Asya Katilim Bankasi AS, Class B1,3	7,900,000	54,473
Piraeus Bank SA1	1,449,523	49,211
Banco Daycoval SA, preferred nominative	6,000,000	46,579
United Bank Ltd. (GDR)[1,2]	4,330,800	38,397
United Bank Ltd. (GDR)[1]	572,700	5,078
Bank of the Philippine Islands[1]	36,661,632	43,362
OTP Bank PLC[1]	947,000	40,350
JSC Kazkommertsbank (GDR)[1,3]	1,698,200	28,005
JSC Kazkommertsbank (GDR)[1,2,3]	424,000	6,992
Bumiputra-Commerce Holdings Bhd.[1]	10,566,400	33,381
Krung Thai Bank PCL[1]	95,641,000	31,306
Krung Thai Bank PCL, nonvoting depositary receipt[1]	404,400	132
Kotak Mahindra Bank Ltd.[1]	1,300,000	25,539
Türkiye Is Bankasi AS, Class C1	5,500,000	25,227
Bank Pekao SA1	280,000	24,356
EFG International[1]	695,000	22,182
Erste Bank der oesterreichischen Sparkassen AG1	290,400	21,554
Bank Leumi le-Israel BM1	4,300,000	21,246
SM Prime Holdings, Inc.[1]	122,706,440	20,896
Brascan Residential Properties SA, ordinary nominative	3,436,000	18,919
Türkiye Halk Bankasi AS1,3	3,080,000	17,634
MCB Bank Ltd.[1]	2,668,000	17,172
Bank Hapoalim BM1	4,028,000	16,948
Allied Irish Banks, PLC[1]	740,000	15,566
Industrial and Commercial Bank of China Ltd., Class H1	18,500,000	14,667
China Life Insurance Co. Ltd., Class H1	2,875,000	12,562
JSC Sistema-Hals (GDR)[1,3]	1,368,096	10,070
JSC Sistema-Hals (GDR)[1,2,3]	236,747	1,743
Daegu Bank, Ltd.[1]	725,000	11,443
Shui On Land Ltd.[1]	11,000,000	10,949
Türkiye Garanti Bankasi AS1,3	1,848,000	9,847
Citigroup Inc.	320,000	8,086
IMMOFINANZ AG1	650,000	7,167
FirstRand Ltd.[1]	3,124,000	6,428
First Pacific Co. Ltd.[1]	7,214,000	5,263
Kookmin Bank[1]	47,000	3,271
		3,011,588

TELECOMMUNICATION SERVICES — 10.45%
MTN Group Ltd.[1]	14,209,649	269,696
América Móvil, SAB de CV, Series L (ADR)	4,085,100	236,772
Telekomunikacja Polska SA1	18,303,900	183,995
Philippine Long Distance Telephone Co.[1]	2,321,160	141,822
Philippine Long Distance Telephone Co. (ADR)	338,340	20,673
Telenor ASA[1]	6,908,600	138,458
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	126,345,000	121,829
Vodafone Group PLC[1]	33,110,000	104,450
Orascom Telecom Holding SAE (GDR)[1]	1,321,000	98,582
Turkcell Iletisim Hizmetleri AS1,3	10,936,000	88,113
TIM Participações SA, preferred nominative (ADR)	1,663,228	55,851
TIM Participações SA, ordinary nominative[3]	3,730,000	17,172
Partner Communications Co. Ltd.[1]	2,954,500	69,020
Partner Communications Co. Ltd. (ADR)	151,500	3,525
TM International Bhd.[1,3]	27,172,000	61,520
Telekom Austria AG, non-registered shares[1]	2,225,000	54,887
OJSC Mobile TeleSystems (ADR)	585,000	45,384
Brasil Telecom Participações SA, preferred nominative (ADR)	550,000	41,586
Advanced Info Service PCL[1]	13,641,500	40,116
China Unicom Ltd.[1]	16,531,300	35,648
Cellcom Israel Ltd.	1,023,800	33,847
Globe Telecom, Inc.[1]	989,723	31,956
Telekom Malaysia Bhd.[1]	27,172,000	31,221
Telefónica, SA1	850,000	24,582
Bharti Airtel Ltd.[1,3]	405,000	9,019
TeliaSonera AB1	626,800	5,581
HT - Hrvatske telekomunikacije dd (GDR)[1,2]	86,529	5,286
		1,970,591

MATERIALS — 8.86%
JSC Uralkali (GDR)[1,3]	8,645,200	460,013
JSC Uralkali (GDR)[1,2,3]	1,206,545	64,201
Israel Chemicals Ltd.[1]	13,991,927	255,766
Linde AG1	892,146	130,335
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,365,000	110,019
Impala Platinum Holdings Ltd.[1]	1,760,000	72,021
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,165,000	68,825
Freeport-McMoRan Copper & Gold Inc.	559,100	63,598
Makhteshim-Agan Industries Ltd.[1]	6,645,000	60,761
Teck Cominco Ltd., Class B	1,095,000	47,649
Aricom PLC[1,3,4]	30,000,000	47,070
Hochschild Mining PLC[1]	6,226,186	46,135
Cia. Vale do Rio Doce, Class A, preferred nominative	1,032,000	33,282
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	400,000	12,736
Central African Mining & Exploration Co. PLC[1,3]	49,500,000	45,841
United Phosphorus Ltd.[1,3]	4,605,000	36,791
BHP Billiton PLC[1]	982,288	34,618
Formosa Plastics Corp.[1]	7,325,422	20,874
Holcim Ltd.[1]	170,142	16,623
OAO Severstal (GDR)[1]	574,600	14,110
Potash Corp. of Saskatchewan Inc.	60,000	11,037
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	342,966	9,483
Ambuja Cements Ltd.[1]	2,785,550	7,819
ACC Ltd.[1]	110,000	2,066
		1,671,673

ENERGY — 8.01%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,760,600	213,772
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	463,784	46,889
OAO Gazprom (ADR)[1]	4,793,000	254,469
OAO LUKOIL (ADR)[1]	1,390,000	125,204
Oil & Natural Gas Corp. Ltd.[1]	4,850,889	124,280
Oil and Gas Development Co. Ltd.[1]	58,638,760	121,879
Saipem SpA, Class S1	2,290,000	99,835
OAO TMK (GDR)[1]	1,700,000	55,741
OAO TMK (GDR)[1,2]	692,815	22,717
Tenaris SA (ADR)	1,050,000	55,661
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	1,745,200	40,343
Eurasia Drilling Co. Ltd. (GDR)[1,3]	550,500	12,726
TOTAL SA1	428,000	35,848
TOTAL SA (ADR)	155,000	13,020
Niko Resources Ltd.[4]	495,000	44,732
Sasol Ltd.[1]	640,000	36,305
Noble Energy, Inc.	400,000	34,800
Royal Dutch Shell PLC, Class B1	745,000	29,667
China National Offshore Oil Corp.[1]	16,554,000	29,363
Reliance Industries Ltd.[1,3]	421,000	27,171
Nexen Inc.	555,787	19,262
Chevron Corp.	175,500	16,874
Sterling Energy PLC[1,3,5]	91,242,000	16,573
PTT Exploration and Production PCL[1]	2,207,000	11,620
Smith International, Inc.	130,000	9,946
Murphy Oil Corp.	100,000	9,034
Hess Corp.	19,200	2,039
		1,509,770

CONSUMER STAPLES — 7.86%
Nestlé SA1	436,645	208,288
Tesco PLC[1]	18,172,190	153,192
IOI Corp. Bhd.[1]	64,919,500	150,190
PT Indofood Sukses Makmur Tbk[1]	382,600,000	94,058
SABMiller PLC[1]	4,024,600	92,404
Wimm-Bill-Dann Foods (ADR)	513,700	62,517
Avon Products, Inc.	1,560,000	60,871
PepsiCo, Inc.	811,000	55,578
Olam International Ltd.[1]	25,119,400	49,321
Fomento Económico Mexicano, SAB de CV (ADR)	1,120,500	48,686
Coca-Cola Icecek AS, Class C1	4,977,801	44,144
Groupe Danone SA1	496,200	43,819
Coca-Cola Co.	670,000	39,443
Grupo Nacional de Chocolates SA	4,425,000	38,799
China Yurun Food Group Ltd.[1]	24,584,000	37,242
Migros Türk TAS[1]	2,091,815	33,550
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	500,000	20,162
Wal-Mart de México, SAB de CV, Series V	2,300,000	9,274
L’Oréal SA1	219,500	25,968
Diageo PLC[1]	1,245,000	25,411
Bunge Ltd.	220,000	25,100
Nestlé India Ltd.[1]	543,500	23,640
X5 Retail Group NV (GDR)[1,2,3]	653,200	22,696
Unilever NV, depository receipts[1]	650,000	21,783
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	16,859
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	2,729
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	18,908
Procter & Gamble Co.	275,000	18,439
Poslovni sistem Mercator, dd1	42,200	16,518
Tingyi (Cayman Islands) Holding Corp.[1]	8,700,000	11,552
China Mengniu Dairy Co.[1]	3,415,000	10,266
		1,481,407

INDUSTRIALS — 7.63%
Murray & Roberts Holdings Ltd.[1]	15,555,000	181,290
Airports of Thailand PCL[1]	65,300,000	113,852
Suzlon Energy Ltd.[1,3]	13,876,620	98,396
Enka Insaat ve Sanayi AS1	6,735,000	92,556
Wienerberger AG1	1,390,500	80,100
Siemens AG1	641,000	75,348
Schneider Electric SA1	579,050	70,607
Boart Longyear Ltd.[1]	37,700,000	66,634
Chiyoda Corp.[1]	8,792,600	65,741
International Container Terminal Services, Inc.[1]	88,828,000	64,017
ABB Ltd[1]	1,820,000	55,557
Orascom Construction Industries Co. (GDR)[1]	340,400	54,788
STX Engine Co., Ltd.[1]	1,076,170	47,687
Caterpillar Inc.	517,000	42,332
United Technologies Corp.	545,000	39,496
Container Corp. of India Ltd.[1]	1,630,000	34,689
Metso Oyj[1]	770,000	32,970
Thai Airways International PCL[1]	35,417,100	30,810
Hopewell Holdings Ltd.[1]	4,294,000	18,747
Italian-Thai Development PCL[1]	71,258,300	18,687
Bidvest Group Ltd.[1]	1,100,000	16,507
KBR, Inc.	537,001	15,487
Daelim Industrial Co., Ltd.[1]	105,916	14,188
SM Investments Corp.[1]	2,354,308	13,925
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	300,000	12,504
Doosan Heavy Industries and Construction Co., Ltd.[1]	103,250	10,767
Hopewell Highway Infrastructure Ltd.[1]	12,500,000	9,963
GS Engineering & Construction Corp.[1]	67,750	9,874
Hyundai Engineering & Construction Co., Ltd.[1]	97,000	8,850
General Electric Co.	265,000	8,665
Atlas Copco AB, Class A1	505,000	8,105
Asahi Glass Co., Ltd.[1]	677,000	8,092
Intertek Group PLC[1]	410,000	7,855
Daewoo Engineering & Construction Co., Ltd.[1]	302,208	5,327
Koc Holding AS, Class B1,3	1,488,690	5,103
		1,439,516

CONSUMER DISCRETIONARY — 5.55%
Toyota Motor Corp.[1]	2,034,000	103,084
Las Vegas Sands Corp.[3]	1,167,000	88,949
Kuoni Reisen Holding AG, Class B1,5	153,833	88,672
Honda Motor Co., Ltd.[1]	2,115,000	67,129
GOME Electrical Appliances Holding Ltd.[1]	28,001,000	64,000
Central European Media Enterprises Ltd., Class A3	589,217	62,469
Lojas Renner SA, ordinary nominative	2,500,000	58,976
Shangri-La Asia Ltd.[1]	19,960,000	55,132
Desarrolladora Homex, SA de CV (ADR)[3]	860,000	51,239
Melco PBL Entertainment (Macau) Ltd. (ADR)[3]	3,800,000	50,160
Swatch Group Ltd[1]	487,900	24,837
Swatch Group Ltd, non-registered shares[1]	63,650	16,954
Hyundai Mobis Co., Ltd.[1]	394,500	35,972
Nitori Co., Ltd.[1]	672,850	35,429
Li & Fung Ltd.[1]	8,083,900	33,249
Yue Yuen Industrial (Holdings) Ltd.[1]	9,688,500	29,482
TVN SA1	2,500,000	25,523
PT Astra International Tbk[1]	11,000,000	23,782
Praktiker Bau- und Heimwerkermärkte Holding AG1	923,800	19,905
Grupo Televisa, SAB, ordinary participation certificates (ADR)	800,000	19,744
Grupo Clarín SA, Class B (GDR)[1,2]	1,082,706	12,734
Grupo Clarín SA, Class B (GDR)[1]	403,294	4,743
Truworths International Ltd.[1]	4,953,000	16,740
Keihin Corp.[1]	979,000	15,130
Largan Precision Co., Ltd.[1]	770,100	10,459
Agora SA1	482,597	8,752
Techtronic Industries Co. Ltd.[1]	8,150,000	7,898
Stockmann Oyj, Class B1	142,000	5,821
Hürriyet Gazetecilik ve Matbaacilik AS1,3	3,275,977	5,798
Arcelik AS1	672,500	3,008
		1,045,770

HEALTH CARE — 5.29%
Novo Nordisk A/S, Class B1	4,468,800	306,498
OJSC Pharmstandard (GDR)[1,3]	6,582,550	163,794
OJSC Pharmstandard (GDR)[1,2,3]	392,700	9,772
Krka, dd, Novo mesto[1]	910,700	135,281
Teva Pharmaceutical Industries Ltd. (ADR)	2,553,179	119,438
Zentiva NV1	1,625,000	91,993
Hikma Pharmaceuticals PLC[1]	8,953,850	82,690
Richter Gedeon NYRT[1]	319,000	65,837
Dr. Reddy’s Laboratories Ltd.[1]	1,022,000	15,712
Cipla Ltd.[1]	1,440,000	7,576
		998,591

INFORMATION TECHNOLOGY — 4.73%
Samsung Electronics Co., Ltd.[1]	197,391	140,131
Nokia Corp.[1]	3,458,200	103,774
Nokia Corp. (ADR)	1,186,000	35,663
Kingboard Chemical Holdings Ltd.[1]	24,245,840	115,064
Hon Hai Precision Industry Co., Ltd.[1]	15,356,948	88,567
Google Inc., Class A3	120,000	68,915
High Tech Computer Corp.[1]	2,020,000	51,787
Redecard SA, ordinary nominative	2,481,500	48,385
Yahoo! Inc.[3]	1,550,000	42,486
Tencent Holdings Ltd.[1]	6,029,000	40,036
HOYA Corp.[1]	989,800	27,440
Euronet Worldwide, Inc.[3,4]	1,055,000	18,652
Euronet Worldwide, Inc.[3]	298,000	5,269
Venture Corp. Ltd.[1]	2,500,000	20,361
Foxconn International Holdings Ltd.[1,3]	10,609,000	16,350
Comverse Technology, Inc.[3]	922,000	16,089
Cisco Systems, Inc.[3]	537,800	13,789
SINA Corp.[3]	277,500	12,821
Hynix Semiconductor Inc.[1,3]	295,000	7,832
NetEase.com, Inc. (ADR)[3]	320,000	7,142
Kingboard Laminates Holdings Ltd.[1]	8,048,606	5,501
Lite-On Technology Corp.[1]	3,844,463	4,501
MoneyGram International, Inc.	680,000	1,054
		891,609

UTILITIES — 2.08%
Tanjong PLC[1]	11,353,000	57,811
PT Perusahaan Gas Negara (Persero) Tbk[1]	42,600,000	55,742
AES Corp.[3]	3,000,000	52,080
Cia. Energética de Minas Gerais – Cemig, preferred nominative	2,458,340	51,040
NTPC Ltd.[1]	8,440,261	40,979
CLP Holdings Ltd.[1]	3,945,000	31,223
Cheung Kong Infrastructure Holdings Ltd.[1]	6,430,000	27,747
Veolia Environnement[1]	309,375	22,241
GAIL Ltd.[1]	1,985,000	21,649
Electricity Generating PCL[1]	6,375,000	19,168
Manila Electric Co.[1]	6,874,760	13,182
		392,862

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		928,286

Total common stocks (cost: $10,970,000,000)		15,341,663

Rights & warrants — 0.02%

MATERIALS — 0.02%
Aricom PLC, warrants, expire 2010[3,4]	10,000,000	4,284

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		338

Total rights & warrants (cost: $3,143,000)		4,622

	Principal amount
Bonds & notes — 5.35%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 4.88%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,207
Brazilian Treasury Bill 6.00% 2010[1,6]	BRL62,578	36,122
Brazilian Treasury Bill 6.00% 2011[1,6]	7,880	4,498
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,505
Brazilian Treasury Bill 6.00% 2015[1,6]	BRL10,038	5,620
Brazil (Federal Republic of) Global 12.50% 2016	14,400	9,012
Brazil (Federal Republic of) Global 6.00% 2017	$2,625	2,750
Brazil (Federal Republic of) 10.00% 2017[1]	BRL13,500	6,703
Brazil (Federal Republic of) Global 8.00% 2018[7]	$18,045	20,616
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,621
Brazil (Federal Republic of) Global 8.875% 2024	900	1,154
Brazil (Federal Republic of) Global 10.125% 2027	14,500	21,112
Brazil (Federal Republic of) Global 7.125% 2037	7,680	8,794
Brazil (Federal Republic of) Global 11.00% 2040	22,025	30,048
Brazilian Treasury Bill 6.00% 2045[1,6]	BRL33,460	18,434
United Mexican States Government Global 3.41% 2009[8]	$18,750	18,802
United Mexican States Government Global 10.375% 2009	2,385	2,525
United Mexican States Government Global 9.875% 2010	21,625	24,123
United Mexican States Government Global 6.375% 2013	30,380	33,038
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	5,358
United Mexican States Government, Series MI10, 9.50% 2014	290,000	29,830
United Mexican States Government, Series M10, 8.00% 2015	130,000	12,396
Colombia (Republic of) Global 11.75% 2010	COP40,000,000	23,322
Colombia (Republic of) Global 10.00% 2012	$18,725	22,189
Colombia (Republic of) Global 10.75% 2013	9,840	12,226
Colombia (Republic of) Global 8.25% 2014	3,100	3,613
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	26,368
Colombia (Republic of) Global 7.375% 2017	$1,000	1,129
Colombia (Republic of) Global 11.75% 2020	2,420	3,618
Colombia (Republic of) Global 8.125% 2024	4,375	5,195
Colombia (Republic of) Global 7.375% 2037	3,655	4,085
Turkey (Republic of) Treasury Bill 0% 2008[1]	TRY11,090	8,402
Turkey (Republic of) 14.00% 2011[1]	64,400	45,342
Turkey (Republic of) 10.00% 2012[1,6]	23,843	18,985
Turkey (Republic of) 11.50% 2012	$6,000	7,185
Turkey (Republic of) 16.00% 2012[1]	TRY3,000	2,198
Turkey (Republic of) 7.00% 2016	$15,000	15,431
Turkey (Republic of) 6.75% 2018[1]	1,200	1,189
Argentina (Republic of) 1.933% 2012[1,7,8]	18,700	10,045
Argentina (Republic of) 2.00% 2014[1,6,7]	ARS 13,802	2,796
Argentina (Republic of) 5.83% 2033[1,6,7,9]	233,679	43,143
Argentina (Republic of) GDP-Linked 2035	335,653	9,666
Argentina (Republic of) 0.63% 2038[1,6,7]	76,679	5,090
Russian Federation 8.25% 2010[7]	$21,957	23,016
Russian Federation 8.25% 2010[2,7]	2,510	2,631
Russian Federation 7.50% 2030[2,7]	30,350	34,827
Russian Federation 7.50% 2030[7]	2,955	3,391
Peru (Republic of) 8.375% 2016	38,900	47,341
Peru (Republic of) 7.35% 2025	6,550	7,680
Peru (Republic of) 6.55% 2037	5,042	5,307
Philippines (Republic of) 8.375% 2009	8,335	8,752
Philippines (Republic of) 8.25% 2014	6,505	7,472
Philippines (Republic of) 9.375% 2017	4,000	5,015
Philippines (Republic of) 9.875% 2019	10,800	13,932
Philippines (Republic of) 7.75% 2031	18,670	21,144
Panama (Republic of) Global 9.625% 2011	1,611	1,833
Panama (Republic of) Global 9.375% 2012	6,527	7,653
Panama (Republic of) Global 7.125% 2026	7,300	8,103
Panama (Republic of) Global 8.875% 2027	2,775	3,621
Panama (Republic of) Global 9.375% 2029	3,260	4,417
Panama (Republic of) Global 6.70% 2036[7]	14,904	15,537
Malaysian Government 3.756% 2011	MYR70,145	22,409
Malaysian Government 3.833% 2011	31,625	10,130
Dominican Republic 9.50% 2011[7]	$2,421	2,560
Dominican Republic 9.04% 2018[7]	3,935	4,269
Dominican Republic 8.625% 2027[2,7]	19,900	21,293
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	EGP31,100	5,772
Egypt (Arab Republic of) 9.35% 2010[1]	2,385	450
Egypt (Arab Republic of) 8.60% 2011[1]	7,605	1,408
Egypt (Arab Republic of) 8.75% 2012	56,350	10,586
Egypt (Arab Republic of) 11.625% 2014[1]	21,000	4,337
Polish Government 5.25% 2013	PLN23,700	10,332
South Africa (Republic of), Series 197, 5.50% 2023[1,6]	ZAR50,912	9,631
Venezuela (Republic of) Global 8.50% 2014	$405	381
Venezuela (Republic of) Global 9.25% 2027	1,275	1,163
		920,878

ENERGY — 0.14%
Pemex Project Funding Master Trust 6.625% 2035	15,000	15,701
Gaz Capital SA 6.51% 2022[2]	11,990	11,001
		26,702

MATERIALS — 0.13%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,8]	9,850	8,836
Vale Overseas Ltd. 6.25% 2017	8,000	8,220
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,433
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,965	4,391
		23,880

UTILITIES — 0.10%
AES Panamá, SA 6.35% 2016[2]	10,400	10,235
Enersis SA 7.375% 2014	4,550	4,903
AES Gener SA 7.50% 2014	3,000	3,154
		18,292

FINANCIALS — 0.04%
Kazkommerts International BV 7.875% 2014	7,000	5,915
Kazkommerts International BV 8.00% 2015	3,000	2,415
		8,330

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	6,955	6,642

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	3,200	3,352

Total bonds & notes (cost: $925,185,000)		1,008,076

Short-term securities — 13.29%

Federal Home Loan Bank 2.06%–2.40% due 5/14–8/29/2008	272,645	271,879
GlaxoSmithKline Finance PLC 2.18%–2.30% due 5/23–6/26/2008[2]	165,100	164,590
Freddie Mac 2.065%–2.20% due 7/14–9/16/2008	152,575	151,595
BASF AG 2.77%–2.78% due 5/9–6/2/2008[2]	125,000	124,732
Swedish Export Credit Corp. 2.77%–2.80% due 5/20–5/22/2008	120,700	120,514
Electricité de France 2.27%–2.30% due 5/6–6/9/2008[2]	115,500	115,345
CBA (Delaware) Finance Inc. 2.62%–2.98% due 5/1–6/16/2008	106,900	106,634
Eksportfinans ASA 2.23%–2.85% due 5/13–7/9/2008[2]	101,650	101,332
Danske Corp. due 2.65%–2.69% 5/13–5/28/2008[2]	97,000	96,847
Siemens Capital Co. LLC 2.11%–2.83% due 5/5–7/25/2008[2]	90,000	89,643
Total Capital SA 2.21%–2.22% due 6/27–6/30/2008[2]	76,000	75,637
Rabobank Nederland NV 2.91% due 5/5/2008	40,000	39,999
Rabobank USA Financial Corp. 2.57% due 5/30/2008	35,300	35,224
JPMorgan Chase & Co. 2.48%–2.94% due 5/27–6/23/2008	69,000	68,748
ING (U.S.) Funding LLC 2.64%–2.79% due 6/11–7/3/2008	67,200	66,914
Fannie Mae 2.07% due 7/31/2008	67,000	66,693
Westpac Banking Corp. 2.66%–2.97% due 5/2–7/31/2008[2]	63,700	63,544
AT&T Inc. 2.17%–2.18% due 6/12–6/27/2008[2]	60,400	60,171
HSBC USA Inc. 2.65%–2.81% due 6/19–6/20/2008	58,000	57,768
Edison Asset Securitization LLC 2.51% due 6/18/2008[2]	30,500	30,370
General Electric Capital Services, Inc. 2.53% due 7/15/2008	26,400	26,239
American Honda Finance Corp. 2.12%–2.20% due 5/29–7/2/2008	56,000	55,851
BMW U.S. Capital LLC 2.12% due 5/22–6/3/2008[2]	50,000	49,903
BNP Paribas Finance Inc. 2.67% due 6/6/2008	49,700	49,563
ANZ National (International) Ltd. 2.52% due 6/12/2008[2]	27,700	27,609
Australia & New Zealand Banking Group, Ltd. 2.60% due 6/12/2008[2]	20,000	19,938
Nestlé Finance International Ltd 2.25%–2.83% due 5/9–6/17/2008	41,555	41,443
Canadian Imperial Holdings Inc. 2.55% due 5/21/2008	36,200	36,145
Sheffield Receivables Corp. 2.80% due 5/19/2008[2]	35,400	35,348
National Australia Funding (Delaware) Inc. 2.32% due 5/23/2008[2]	29,800	29,756
Société Générale 2.90% due 5/12/2008	25,000	25,000
Toronto-Dominion Holdings USA Inc. 2.535% due 6/9/2008[2]	25,000	24,924
European Investment Bank 2.09% due 7/1/2008	25,000	24,877
Royal Bank of Scotland Group PLC 2.95%–2.96% due 5/6–5/8/2008	24,600	24,586
U.S. Treasury Bills 3.15% due 5/1/2008	23,800	23,799
KfW 2.14% due 6/23/2008[2]	23,400	23,298
Old Line Funding, LLC 2.91% due 6/5/2008[2]	17,900	17,846
Bank of America Corp. 2.46% due 5/28/2008	16,000	15,966
AstraZeneca PLC 2.86% due 6/27/2008[2]	15,700	15,626
Svenska Handelsbanken Inc. 2.68% due 5/19/2008	11,070	11,055
Toyota Motor Credit Corp. 2.50% due 5/19/2008	10,000	9,987
Unilever Capital Corp. 2.22% due 6/4/2008[2]	9,500	9,479

Total short-term securities (cost: $2,506,700,000)		2,506,417

Total investment securities (cost: $14,405,028,000)		18,860,778
Other assets less liabilities		(2,737)

Net assets		$18,858,041

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
  was $11,653,604,000, which represented 61.80% of the net assets of the fund.
2 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,510,512,000, which represented 8.01%
  of the net assets of the fund.
3 Security did not produce income during the last 12 months.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Aricom PLC	5/11/2007	$38,481	$47,070	.25%
Aricom PLC, warrants	5/11/2007	3,143	4,284	.02
Niko Resources Ltd.	2/1–7/23/2007	38,291	44,732	.24
Euronet Worldwide Inc.	3/8/2007	26,375	18,652	.10

Total restricted securities		$106,290	$114,738	.61%

5 Represents an affiliated company as defined under the Investment Company Act of 1940.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Coupon rate may change periodically.
9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0608O-S10843

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 8, 2008

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: July 8, 2008